Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under non-cancelable lease obligations at December 31, 2012 are as follows (all amounts in thousands):

Year Ending December 31,
2013 (1)	$461
2014	437
2015	413
2016	303
2017	118
Thereafter	20
$1, 752

(1)	Includes the estimated related-party lease payments of the $36,000 described in Note 11.